Details of Significant Accounts - Provisions, schedule of provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Details of Significant Accounts
Beginning balance	$ 1,899	$ 2,394
Additional provisions	405	581
Used during the year	(1,254)	(1,030)
Net exchange differences	11	(46)
Ending balance	$ 1,061	$ 1,899